John Hancock Funds II
Asia Pacific Total Return Bond Fund (the fund)

Supplement dated January 1, 2021 to the current Prospectus (the Prospectus), as may be supplemented

At its meeting held on December 8–10, 2020, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about December 10, 2020, except at the fund’s sole discretion; however, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about January 15, 2021, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
U.S. High Yield Bond Fund (the fund)

Supplement dated January 1, 2021 to the current Prospectus (the Prospectus), as may be supplemented

At its meeting held on December 8–10, 2020, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about December 10, 2020, except at the fund’s sole discretion; however, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about April 16, 2021, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Asia Pacific Total Return Bond Fund (the fund)

Supplement dated January 1, 2021 to the current Statement of Additional Information (the SAI), as may be supplemented

At its meeting held December 8–10, 2020, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about December 10, 2020, except at the fund’s sole discretion; however, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about January 15, 2021, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

John Hancock Funds II
U.S. High Yield Bond Fund (the fund)

Supplement dated January 1, 2021 to the current Statement of Additional Information (the SAI), as may be supplemented

At its meeting held on December 8–10, 2020, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about December 10, 2020, except at the fund’s sole discretion; however, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about April 16, 2021, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.